Income Taxes (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating loss, description			U.S. federal tax purposes
Net operating losses expiration amount			$ 25,903,000
Income tax provision effective tax rate	0.33%	2.06%	1.60%	1.80%
Income tax penalties and interest accrued	$ 0	$ 0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 190,070,000	$ 155,849,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			133,419,000	112,217,000
Local [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			51,503,000	$ 37,417,000
U.S Federal Tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 164,167,000